Financial Assets at Fair Value Through Profit or Loss - Additional Information (Details)		1 Months Ended	12 Months Ended
	Jan. 31, 2022 USD ($) shares $ / shares	Nov. 30, 2022 $ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AUD ($)	Jun. 30, 2022 USD ($)	Jan. 31, 2022 AUD ($)
Disclosure of fair value measurement of assets [line items]
Loss on equity investment securities at fair value through profit or loss			$ (15,308,187)		$ (8,113,657)
Transfers out of Level 1 into Level 2 of fair value hierarchy, entity's own equity instruments				$ 0
Transfers out of Level 2 into Level 1 of fair value hierarchy, entity's own equity instruments				0
Transfers into Level 3 of fair value hierarchy, entity's own equity instruments				0
Transfers out of Level 3 of fair value hierarchy, entity's own equity instruments				$ 0
KORE Power | Securities Purchase Agreement
Disclosure of fair value measurement of assets [line items]
Common stock shares acquired | shares	3,333,333
Issue Price | $ / shares	$ 7.5	$ 5
Percentage of common equity acquired	5.00%		3.70%	3.70%
Fair value of consideration transferred	$ 25,000,000					$ 35,131,550
Percentage of consideration settled in cash	50.00%
Percentage of consideration settled in shares	50.00%
Issuance of ordinary shares | shares	1,974,723